Consolidated Statements of Income - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest income
Interest and fees on loans	$ 20,040,315	$ 20,081,852	$ 20,610,580
Interest on securities
Taxable	8,026,808	8,226,508	7,949,437
Non-taxable	2,802,915	3,022,992	3,504,084
Other interest	94,721	49,398	51,994
Total interest income	30,964,759	31,380,750	32,116,095
Interest expense
Deposits	1,843,717	1,754,909	1,944,997
Other borrowed funds	1,233,162	1,263,386	2,135,460
Total interest expense	3,076,879	3,018,295	4,080,457
Net interest income	27,887,880	28,362,455	28,035,638
Provision for loan losses	(556,687)	(923,397)	(2,204,366)
Net interest income after provision for loan losses	27,331,193	27,439,058	25,831,272
Non-interest income
Service charges on deposit accounts	3,866,537	3,932,691	3,884,997
Other service charges and fees	2,284,262	2,096,836	1,953,263
Net gains on sales of securities	17,503	14,542	423,388
Other income	2,159,407	2,118,435	1,554,454
Total non-interest income	8,327,709	8,162,504	7,816,102
Non-interest expense
Salaries and employee benefits	13,295,211	13,095,023	13,110,603
Occupancy expense	2,160,198	2,129,193	2,016,965
Equipment expense	3,065,042	3,065,842	2,379,167
Other expense	7,070,516	8,033,654	7,220,876
Total non-interest expense	25,590,967	26,323,712	24,727,611
Income before income taxes	10,067,935	9,277,850	8,919,763
Income tax expense	2,479,034	1,828,091	1,769,903
Net income	$ 7,588,901	$ 7,449,759	$ 7,149,860
Net income per share - basic	$ 1.56	$ 1.53	$ 1.47
Net income per share - diluted	$ 1.56	$ 1.53	$ 1.47
Average shares outstanding
Basic	4,872,064	4,870,114	4,868,263
Diluted	4,874,141	4,870,749	4,869,767